Statements of Changes in Stockholder's Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Discount on Common Stock	Accumulated Deficit	Total
Beginning Balance, Shares at Jul. 08, 2013	0
Beginning Balance, Amount at Jul. 08, 2013	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock, shares	20,000,000
Issuance of common stock, amount	$ 2,000				2,000
Additional paid-in capital		257			257
Net Loss				(657)	(657)
Ending Balance, Shares at Dec. 31, 2013	20,000,000
Ending Balance, Amount at Dec. 31, 2013	$ 2,000	257	0	(657)	1,600
Issuance of common stock, discount			(2,000)		(2,000)
Additional paid-in capital		1,150			1,150
Net Loss				(750)	(750)
Ending Balance, Shares at Dec. 31, 2014	20,000,000
Ending Balance, Amount at Dec. 31, 2014	$ 2,000	$ 1,407	$ (2,000)	$ (1,407)	0
Net Loss					(53,645)
Ending Balance, Amount at Jun. 30, 2015					$ (53,645)